UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

SEMI-ANNUAL REPORT

September 30, 2009

(Unaudited)

THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

(Unaudited)

September 30, 2009

Dear Fellow Shareholder:

The Adirondack Small Cap Fund’s NAV at September 30th was $11.31, up 50.40% year to date.   During the same period the Russell 2000 Value Index® appreciated 16.40%. Since inception the Fund has posted cumulative returns of 26.80%, versus 0.20% for the Russell 2000 Value Index®. According to Morningstar®, the Fund’s one and three year performance puts it in the top 1% and 4% respectively of all small-cap value funds. On October 5th, the Fund was recognized in the Wall Street Journal as a Category King in the small-cap value group, with year ending September 30, 2009 performance ranking fourth out of 320 Funds.

The Fund’s solid performance over the past twelve months can be attributed to several factors. First, we added exposure to financials in February and March as other investors quickly exited the sector. We focused on life insurance companies whose shares rebounded sharply when investors realized that the fixed income portfolios of these firms were not horrific. We also concentrated, as we typically do, on lower priced stocks. Last March, irrational fear drove the share price of many companies below $10. For instance, General Electric viewed as one of the most well run and credit worthy companies in the world, dropped below that level. Investors that purchased General Electric shares in March for $6 have more than doubled their investment as of today. This is an example of a stock with positive asymmetric risk/reward. In layman’s terms this means the potential upside exceeds the potential downside (100% loss). As a result of the recent market meltdown, the small-cap segment was brimming with asymmetric risk/reward opportunities, including some that we were able to exploit.

At the moment, there is no particular theme or sector that appears overly compelling to us. Every stock in the portfolio is up since March 31st and approximately 30% of the Fund’s stocks are up triple digits. While the Fund’s past performance is commendable, we are mindful that our job is to constantly

THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

look ahead. We believe that some stocks are now embedding overly optimistic assumptions. Therefore, we have started pairing back some of our gainers. We think we have found some intriguing companies and industries that have enjoyed less robust performance, but possess equally interesting prospects. It’s hard to tell where the market goes from here in the near term. On one hand, stocks still look like a better alternative than treasuries, given the potential for inflation and significant government debt issuance. On the other hand, the U.S. economy continues to struggle with a number of issues which could hamper corporate profits. Even so, the next five years should be exciting times for Small-Cap active managers. The fallout from the market downturn has left many smaller companies without meaningful research coverage. This backdrop often produces inefficient stock prices which can create a favorable environment for stock pickers like us.

Effective August 1, 2009, the Adirondack Research & Management, Inc. reduced the Fund’s expense cap from 1.70% to 1.49% for the next twelve months. We hope to make this lower expense ratio permanent as the fund grows and economies of scale are realized. In addition, Trustee’s have temporarily approved waving the minimum investment requirement for those clients who invest directly with the Fund and enroll in a monthly automatic investment plan. For more information on automatic investment, please check out www.adirondackfunds.com.

Finally, we are pleased to report that Steve Gonick joined us in August to direct our shareholder relations efforts. Steve comes to us from Johnson & Johnson Inc. and has two decades of marketing and customer service experience. Like us and many of you, Steve and his family have a significant investment in the Fund. We know we have a great story to tell and, with Steve’s help, we can communicate this story more effectively. Thank you for your continued investment in the Fund. As we approach our fifth anniversary we remain motivated in our mission to deliver the high quality investment service that you deserve.  As always, for the most up-to-date information on the Fund, please visit www.adirondackfunds.com.

Regards,

Matt Reiner, CFA®

Greg Roeder, CFA®

Portfolio Manager

Portfolio Manager

mreiner@adirondackfunds.com

groeder@adirondackfunds.com

THE ADIRONDACK SMALL CAP FUND

MANAGERS COMMENTARY (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Average Annual Rate of Return for periods ended September 30, 2009

Performance Table

	Quarter	YTD	1yr	3yr*	Since Inception*
The Adirondack Small Cap Fund	26.20%	50.40%	17.30%	1.50%	5.40%
Russell 2000® Value Index	22.70%	16.40%	-12.60%	-6.70%	0.05%
Peer Group**	21.40%	26.40%	-6.00%	-4.70%	NA***

* Annualized. Fund commenced operations on April 6, 2005.

** Data obtained from Lipper Investments (Small-Cap Value category).  As of

      9/30/2009 there were 315 Small Cap Value Funds in our Peer Group.

***Peer data from inception is not available.

Sector Allocations*		Top Ten Holdings*

ConsumerDiscretionary	8.0%	3Com Corp.	3.7%
Producer Durables	6.6%	Delphi Financial debentures due 2067	3.0%
Financial Services	25.3%	Jabil Circuit Inc.	2.7%
Healthcare	9.5%	Albany Molecular Research, Inc.	2.4%
Energy/Transportation	3.9%	Assured Guaranty Ltd	2.3%
Utilities	2.8%	Sanmina-SCI Corp.	2.2%
Technology	25.4%	NCR Corp	2.2%
Staples	3.0%	Fresh Del Monte Produce Inc.	2.2%
Materials & Processing	6.9%	Conseco Inc.	2.1%
Cash	8.6%	Terra Industries Inc.	2.1%
			24 .9%

*As a percentage of net assets.

Past performance is not an indication of future returns.  The Fund may not be appropriate for all investors, and determining whether it may be appropriate for you can only be accomplished by individual consideration of your goals and risk profile.  The information above is believed to be true, but we cannot guarantee its accuracy. Please consider the investment objectives, risks, charges and expenses of the Adirondack Small Cap Fund before investing.  For a prospectus containing details on risks, fees and expense and performance information current to the most recent month end, please visit www.adirondackfunds.com  or call 1-888-686-2729.  Read it carefully before you invest.   Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Returns do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.  Current performance may be lower or higher than the performance data quoted.

THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS

SEPTEMBER 30, 2009 (UNAUDITED)

1. 3Com Corp.	3.70%
2 Delphil Financial Group 7.376% (Corporate Bond)	3.00%
3. Jabil Circuit	2.65%
4. Albany Molecular Research, Inc.	2.41%
5. Assured Guaranty Ltd.	2.25%
6. NCR Corp.	2.24%
7. Sanmina-Sci Corp.	2.24%
8. Fresh Del Monte Produce, Inc.	2.19%
9. Conseco, Inc.	2.10%
10. Terra Industries, Inc.	2.07%

THE ADIRONDACK SMALL CAP FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value
COMMON STOCKS - 86.44%

Accident & Health Insurance - 2.10%
49,500	Conseco, Inc. *	$ 260,370

Agricultural Chemicals - 2.07%
7,400	Terra Industries, Inc.	256,558

Agricultural Production (Crops) - 2.19%
12,000	Fresh Del Monte Produce, Inc. *	271,320

Air-Conditioning & Warm Air Heating Equipment - 1.13%
12,400	Tecumseh Products Co. Class A *	140,492

Air Transportation - 0.93%
12,000	Southwest Airlines Co.	115,200

Beverage-Soft Drinks - 0.81%
3,500	PepsiAmericas, Inc.	99,960

Biotechnology Research & Products - 0.86%
27,000	Trinity Biotech plc. (Ireland) *	106,650

Calculating & Accounting Machines (No Electronic Computers) - 2.24%
20,100	NCR Corp. *	277,782

Construction-Special Trade Contractors - 0.18%
2,000	Matrix Service Co. *	21,740

Computer Communications Equipment - 3.70%
87,700	3Com Corp. *	458,671

Computer Services Software & System - 1.75%
12,500	Keynote Systems, Inc. *	117,875
16,000	Lawson Software Americas, Inc. *	99,840
		217,715

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value
Computer Technology - 0.93%
34,616	Adaptec, Inc. *	115,617

Container & Package-Metal & Glass - 0.99%
4,500	Crown Holdings, Inc. *	122,400

Electric Services - 5.68%
18,000	Calpine Corp. *	207,360
31,800	Dynegy, Inc. *	81,090
9,500	PNM Resources, Inc.	110,960
10,000	Reliant Energy, Inc. *	71,400
7,600	Unisource Energy Corp.	233,700
		704,510
Electric Lighting & Wiring Equipment - 1.59%
29,593	LSI Industries, Inc.	196,793

Electromedical & Electrotherapeutic Apparatus - 1.08%
7,000	Conmed Corp. *	134,190

Entertainment - 1.40%
4,900	Dreamworks Animation Skg, Inc. Class A *	174,293

Financial Data Process Services - 1.78%
51,500	BGC Partners, Inc. Class A	220,420

Financial Miscellaneous - 1.64%
35,834	PMA Capital Corp. Class A	203,895

Fire, Marine & Casualty Insurance - 6.52%
4,500	Endurance Specialty Holdings Ltd.	164,115
6,000	Hartford Financial Services Group, Inc.	159,000
15,100	Montpelier Re Holdings Ltd. (Bermuda)	246,432
15,256	Selective Insurance Group, Inc.	239,977
		809,524
Food & Kindred Products - 0.38%
4,234	Sara Lee Corp.	47,167

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value
Glass Containers - 0.59%
2,000	Owens Illinois, Inc. *	73,800

Gold And Silver Ores - 1.40%
8,500	Coeur D'Alene Mines Corp. *	174,250

Health Services - 1.82%
56,584	Cardiac Science Corp. *	226,336

Home Health Care - 1.00%
127,910	Hooper Holmes, Inc. *	124,073

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.83%
19,997	Flanders Corp. *	103,185

Industrial Inorganic Chemicals - 0.25%
4,000	American Pacific Corp. *	30,600

Instruments For Measuring & Testing Of Electricity & Electronic Signals - 1.33%
24,000	Ixia *	164,640

Investment Advice - 0.95%
3,800	Legg Mason, Inc.	117,914

Leisure Time - 1.48%
24,200	Callaway Golf Corp.	184,162

Life Insurance - 1.00%
10,400	Genworth Financial, Inc. Class A *	124,280

Medical & Dental Instruments & Supply - 1.09%
16,352	Vascular Solutions, Inc. *	135,231

Miscellaneous Electrical Machinery,Equipment, & Supplies - 0.90%
14,000	Exide Technologies *	111,580

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value
Pharmaceutical Preparations - 2.69%
7,000	Endo Pharmaceuticals Holdings, Inc. *	158,410
24,825	Prestige Brands Holdings, Inc. *	174,768
		333,178
Printed Circuit Boards - 6.58%
49,307	DDI Corp. *	209,555
24,500	Jabil Circuit	328,545
32,333	Sanmina-Sci Corp. *	278,064
		816,164
Production Technology Equipment - 0.79%
7,334	Electro Scientific Industries, Inc. *	98,202

Publishing-Newspapers - 0.65%
22,000	Journal Communications, Inc. Class A *	80,960

Radio & TV Broadcasting & Communications Equipment - 3.56%
61,000	Endwave Corp. *	193,980
33,000	Seachange International, Inc. *	247,500
		441,480
Retail-Retail Stores, NEC - 0.81%
5,000	Interactive Corp. *	100,950

Security Brokers, Dealers, & Flotation Companies - 1.81%
10,298	Knight Capital Group Class A *	223,981

Semiconductors & Related Devices - 1.48%
40,674	AXT, Inc. *	78,094
9,100	Verigy Ltd. *	105,742
		183,836
Services-Amusements & Recreation Services - 1.11%
25,000	Warner Music Group Corp. *	138,250

Services-Commercial - 2.41%
34,583	Albany Molecular Research, Inc. *	299,489

Services-Computer Integrated Systems Design - 0.51%
7,500	Tier Technologies, Inc. Class B *	63,600

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

SCHEDULE OF INESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value
Services-Computer Processing & Data Preparation - 1.11%
100,000	IPass, Inc. *	138,000

Services-Computer Programming Services - 3.71%
12,964	I2 Technologies, Inc. *	207,943
68,000	Realnetwork, Inc. *	252,960
		460,903
Services-Prepackaged Software - 1.08%
8,600	Virtus Investment Partners, Inc. *	134,246

Sugar & Confectionery Products - 0.79%
4,120	Tootsie Roll Industries, Inc.	97,974

Surety Insurance - 4.22%
17,500	Assured Guaranty Ltd. (Bermuda)	279,648
46,060	Ram Holdings Ltd. *	31,321
12,200	XL Capital Ltd.	213,012
		523,981
Telephone Communications (No Radio Telephone) - 0.51%
29,978	Ibasis, Inc. *	63,553

TOTAL FOR COMMON STOCKS (Cost $8,957,348) - 86.44%		10,724,065

CORPORATE BONDS - 4.89%
2,000	CBS Corp. 7.25% 06/30/2051	44,640
21,900	Delphil Financial Group 7.376% 05/01/2067	372,300
3,700	Pulte Homes, Inc. 7.375% 06/01/2046	69,005
14,500	PMA Capital Corp. 8.50% 06/15/2018	121,365
TOTAL FOR CORPORATE BONDS (Cost $524,504)		607,310

SHORT-TERM INVESTMENTS - 0.45%
56,174	Huntington U.S. Treasury Money Market IV 0.01% **	56,174
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $56,174)		56,174

TOTAL INVESTMENTS (Cost $9,538,026) - 91.78%		11,387,549
ASSETS IN EXCESS OF OTHER LIABILITIES - 8.22%		1,019,948
NET ASSETS - 100.00%		$12,407,497

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $9,538,026)	$ 11,387,549
Receivables:
Securities Sold	1,054,738
Dividends and Interest	5,266
Prepaid Expenses	4,133
Total Assets	12,451,686
Liabilities:
Management Fees	10,317
Accrued Expenses	33,872
Total Liabilities	44,189

Net Assets	$ 12,407,497

Net Assets Consist of:
Paid In Capital	$ 11,620,299
Accumulated Undistributed Net Investment Income	43,811
Accumulated Realized Loss on Investments	(1,106,136)
Unrealized Appreciation in Value of Investments	1,849,523
Net Assets, for 1,096,874 Shares Outstanding	$ 12,407,497

Net Asset Value Per Share	$ 11.31

Minimum Redemption Price Per Share ($11.31 * 0.99) Note 4	$ 11.20

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

STATEMENTS OF OPERATIONS

        For the six months ending September 30, 2009 (UNAUDITED)

Investment Income:
Dividends	$ 68,428
Interest	38,410
Total Investment Income	106,838

Expenses:
Advisory Fees (Note 3)	61,156
Transfer Agent Fees	11,849
Legal Fees	6,861
Custodian Fees	4,401
Auditing Fees	3,967
Trustee Fees	1,802
Insurance Fees	472
Registration Fees	2,416
Printing & Mailing Fees	88
Total Expenses	93,012
Advisory Fees Waived (Note 3)	(14,095)
Net Expenses	78,917

Net Investment Income	27,921

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(3,189)
Net Change in Unrealized Appreciation on Investments	5,038,233
Realized and Unrealized Gain (Loss) on Investments	5,035,044

Net Increase in Net Assets Resulting from Operations	$ 5,062,965

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

SEPTEMBER 30, 2009

	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	9/30/2009	3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 27,921	$ 15,890
Net Realized Gain (Loss) on Investments	(3,189)	(1,124,540)
Unrealized Appreciation (Depreciation) Investments	5,038,233	(2,732,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,062,965	(3,840,937)

Distributions to Shareholders: (Note 6)
Net Investment Income	-	-
Realized Gains	-	(175,088)
Total Dividends and Distributions Paid to Shareholders	-	(175,088)

Capital Share Transactions (Note 4)	1,571,738	990,829

Total Increase (Decrease) in Net Assets	6,634,703	(3,025,196)

Net Assets:
Beginning of Period	5,772,794	8,797,990

End of Period (Including Undistributed Net Investment Income of $43,811 and $15,890, respectively)	$12,407,497	$ 5,772,794

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited)
	Six Months				Period
	Ended	Years Ended			Ended
	9/30/09	3/31/09	3/31/08	3/31/07	3/31/06 †

Net Asset Value, at Beginning of Year	$ 6.33	$ 11.01	$ 13.75	$ 12.35	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.03	0.02	(0.08)	(0.02)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.95	(4.50)	(1.65)	1.47	2.43
Total from Investment Operations	4.98	(4.48)	(1.73)	1.45	2.35

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	-	(0.20)	(1.01)	(0.05)	-
Total from Distributions	-	(0.20)	(1.01)	(0.05)	-

Net Asset Value, at End of Year	$ 11.31	$ 6.33	$ 11.01	$ 13.75	$ 12.35

Total Return **	78.67%	(40.86)%	(13.08)%	11.78%	23.50%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 12,407	$ 5,773	$ 8,798	$ 9,706	$ 8,881
Ratio of Expenses to Average Net Assets
Before Waivers	1.89%***	2.17%	1.99%	2.04%	2.50%***
After Waivers	1.61%***	1.70%	1.70%	1.70%	1.70%***
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers	0.28%***	(0.27)%	(0.90)%	(0.52)%	(1.46)%***
After Waivers	0.57%***	0.21%	(0.62)%	(0.18)%	(0.66)%***
Portfolio Turnover	37.42%	72.01%	87.74%	76.83%	21.94%

† Commencement of Operations April 6, 2005.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends annualized for periods of less than 1 year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

As specified in Financial Accounting Standards Board (“FASB”) Statement No. 168, the FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“FASC”) became the authoritative source of generally accepted accounting principles (“GAAP”) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$10,724,065	-	-	$10,724,065
Corporate Bonds	607,310			607,310
Short-Term Investments	56,174	-	-	56,174
Total	$11,387,549	-	-	11,331,375

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of Fund securities.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.  Management has evaluated the impact of all subsequent events through October 31, 2009, the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder, Louis Morizio and Matthew Reiner, each a Trustee and/or an officer of the Fund, are the shareholders of the Advisor. Under the Agreement, the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor had an expense reimbursement agreement in effect with the Fund through July 31, 2009 to waive its management fee and\or reimburse expenses to the extent that the Fund’s total annual operating expenses exceeded 1.70%.  Effective August 1, 2009, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.49% until July 31, 2010. The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, and costs of acquired funds.  Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended September 30, 2009 the Advisor earned advisory fees of $61,156 of which $14,095 was waived.  The Fund owed the Advisor $10,317 as of September 30, 2009.

As of September 30, 2009, the following is subject to repayment by the Fund to the Advisor:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2007	March 31, 2010	$29,418
March 31, 2008	March 31, 2011	$26,587
March 31, 2009	March 31, 2012	$36,059

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $11,620,299 as of September 30, 2009.  Transactions in capital for the six months ended September 30, 2009, and the fiscal year ended March 31, 2009 were as follows:

	September 30, 2009		March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	411,236	$3,949,374	191,908	$1,642,569
Shares reinvested	-	-	24,695	175,088
Shares redeemed	(225,616)	(2,377,636)	(104,735)	(826,828)
Net increase	185,620	$1,571,738	111,868	$990,829

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the Fund shares redeemed within 30 days after their purchase.  For the six months ended September 30, 2009, no redemption fees were collected by the Fund from shareholder transactions.

Note 5. Investment Transactions

For the six months ended September 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,282,512 and $3,287,901 respectively.

Note 6. Tax Matters

As of September 30, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Undistributed ordinary income

    $       43,811

Capital loss carryforward expiring 3/31/2017+

   ($    243,267)

Post-October capital loss deferrals between

     realized 11/1/08 and 3/31/2009*

                                              ($    873,378)

Gross unrealized appreciation on investment securities

    $  2,839,610

Gross unrealized depreciation on investment securities

   ($    990,087)

Net unrealized appreciation on investment securities

    $  1,849,523

Cost of investment securities

    $  9,538,026

*These deferrals are considered incurred in the subsequent year.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of September 30, 2009, Charles Schwab & Co. for the benefit of its customers owned over 59% of the Fund.  The Schwab account is an omnibus account for the benefit of individual investors.  Substantially all of this account (59% of the Fund) is owned by clients of the Berkshire Bank Company.  Berkshire Bank has discretionary authority over its client’s assets and therefore Berkshire Bank may deem to beneficially own the shares of the Fund and indirectly control the Fund.

Note 8. New Accounting Pronouncements

For fiscal years beginning after November 15, 2008 the Fund is required by the Derivates and Hedging Topic of the FASB Accounting Standards Codification to provide enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. There was no impact to the Fund’s financial statements at adoption.

As required by the Fair Value Topic of the FASB Accounting Standards Codification the Fund adopted standards to evaluate the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

THE ADIRONDACK SMALL CAP FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

Expense Example

As a shareholder of The Adirondack Small Cap Fund, you incur two types of costs: (1) ongoing costs which typically consist of management fees, custody fees, transfer agent fees, and other Fund expenses and (2) transactions costs, including potential redemption fees redemption of shares within 30 days of purchase.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on redemptions within 30 days of purchase.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If the transactional costs were included where applicable, your costs may be higher.

THE ADIRONDACK SMALL CAP FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	4/1/2009	9/30/2009	4/1/2009 to 9/30/2009

Actual	$1,000.00	$1,786.73	$11.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.00	$8.14

* Expenses are equal to the Fund's annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Kevin Gallagher 3 Wing Dr. Suite 225 Cedar Knolls, New Jersey 07927 Age: 44	Trustee	Indefinite; Since March 2005	1	Senior Vice President of Business Development, Panurgy NY Metro, LLC since February 2004; Director of Sales, Coca-Cola Enterprises from December 1988 through February 2004.
Wade Coton 26 Vly Road Albany, New York 12205 Age: 41	Trustee	Indefinite; Since March 2005	1	Vice President, L.D.M Management Group Inc. since January 2007. Home Builder & Developer, Richard H. List Inc. from January 1995 through December 2006.

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregory A. Roeder 26 Vly Road Albany, New York 12205 Age: 46	President and Chief Compliance Officer	Indefinite; Since March 2005	N/A	Principal, Adirondack Research & Management, Inc. from 2003 to the present; Portfolio Manager/Analyst, Eddy & Wakefield from 2000 to 2003; Analyst, CL King & Associates from 1997 to 2000.
Louis Morizio 26 Vly Road Albany, New York 12205 Age: 50	Trustee and Secretary	Indefinite; Trustee Since March 2005; Secretary Since December 2004	1	Registered Investment Adviser, Center for Financial Planning, from December 1994 to January 2008; Vice President, Berkshire Bank, from January 2008 to present.

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Matthew Reiner 26 Vly Road Albany, New York 12205 Age: 44	Treasurer and Principal Financial Officer	Indefinite; Since March 2005	N/A

Vice President of Research, Paradigm Capital Management from 2000 to 2005; Senior Analyst and Portfolio Manager, Paradigm Capital Management from 1998 to 2005; Equity Analyst, CL King & Associates from 1996 to 1998; Research Associate, CL King & Associates from 1994 to 1996.

Norman Joseph Plourde 26 Vly Road Albany, New York 12205 Age: 46	Trustee	Indefinite; Since March 2005	1

VP and principal of Ideal Wood Products since October 2001. General Manager of operations, Universal Forest Products Inc. from October 2001 through June 2005 General Manager and Treasurer of P&R Truss Co. from June 1985 through October 2001.

The Fund’s Statement of Additional contains additional information about the Trustees and Officers and is available, without charge by calling (888) 686-2729.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

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Board of Trustees

Wade Cotton

Kevin Gallagher

Louis Morizio

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

26 Vly Road

Albany, NY  12205

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

Independent Auditors

Sanville & Company

Certified Public Accountants

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio  45202

This report is provided for the general information of the shareholders of The Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 4, 2009

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date December 4, 2009

* Print the name and title of each signing officer under his or her signature.